Cover	Nov. 02, 2023
Cover [Abstract]
Document Period End Date	Nov. 02, 2023
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38352
Entity Tax Identification Number	47-4116383
Entity Address, Address Line One	1501 Yamato Road
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	988-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ADT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Central Index Key	0001703056
Amendment Flag	false
Entity Registrant Name	ADT Inc.